Investment Securities - Schedule of Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 1,090
Due after one year through five years	16,988
Due after five years through ten years	38,315
Due after ten years	99,591
Total	155,984
Mortgage-backed securities	74,955
Total Amortized Cost	230,939	$ 249,558
Fair Value
Due in one year or less	1,092
Due after one year through five years	16,808
Due after five years through ten years	36,500
Due after ten years	84,042
Total	138,442
Mortgage-backed securities	71,497
Fair Value	$ 209,939	$ 218,652